OTHER FINANCIAL DATA - NONCONTROLLING INTERESTS 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 10, 2014	Nov. 26, 2012	Oct. 31, 2012
Purchase of Noncontrolling Interests [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Business Acquisition Cash Paid Net Of Cash Acquired	$ 121
Luz Del Sur [Member]
Purchase of Noncontrolling Interests [Line Items]
Business Combination Step Acquisition Equity Interest In Acquiree Percentage			79.80%
Business Acquisition, Percentage of Voting Interests Acquired			83.60%
Luzlinares [Member]
Purchase of Noncontrolling Interests [Line Items]
Business Combination Step Acquisition Equity Interest In Acquiree Percentage					85.00%
Business Acquisition, Percentage of Voting Interests Acquired				15.00%